CIK
1313730

07050814

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33395

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
APR 13 2007
1086

By Facsimile and First Class Mail

April 13, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
APR 19 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 4, 2007 The Nasdaq Stock Market (the "Exchange") received from Atlantic Southern Financial Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $5 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END